Commitments and Contingencies	12 Months Ended
Aug. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
19.	COMMITMENTS AND CONTINGENCIES

Capital commitments

As of August 31, 2022 and 2023, future minimum capital commitments under non-cancelable contracts were as follows:

	As of August 31,
	2022	2023
	RMB	RMB
Capital commitment for construction of schools	10,764	4,610
Capital commitment for an equity method investment	208,866	208,866
Total	219,630	213,476

Contingent liabilities

The Group has been named in a number of lawsuits arising in its ordinary course of business. Although the outcome of those lawsuits are uncertain, the Group does not believe the possibility of a material loss is probable.